13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Tax loss carryforwards (corporate income tax)		R$ 1,438.9	R$ 1,317.3
Negative calculation basis (social contribution tax)		401.4	376.6
Temporary differences
Total net deferred tax assets		1,369.4	1,103.1
Business combination - Sadia	[1]	(727.1)	(703.0)
Business combination - Danica and Avex		(4.5)	(6.7)
Business combination - AFC			(34.4)
Business combination - AKF		(17.8)	(19.1)
Business combination - Federal Foods			(7.6)
Business combination - Invicta		(30.9)	(39.8)
Other - exchange rate variation		(54.9)	(48.6)
Deferred income taxes		155.3	156.2
Total deferred tax		1,214.1	947.0	R$ 1,067.7
Provisions for tax, civil and labor risks [Member]
Temporary differences
Temporary differences assets		398.0	268.2
Suspended collection taxes [Member]
Temporary differences
Temporary differences assets		12.3	22.1
Allowance for doubtful accounts [Member]
Temporary differences
Temporary differences assets		116.1	107.2
Provision for property, plant and equipment losses [Member]
Temporary differences
Temporary differences assets		6.3	3.2
Provision for losses on tax credits [Member]
Temporary differences
Temporary differences assets		53.2	51.3
Provision for other obligations [Member]
Temporary differences
Temporary differences assets		92.8	67.5
Provision for inventory losses [Member]
Temporary differences
Temporary differences assets		98.6	17.6
Employees' benefits plan [Member]
Temporary differences
Temporary differences assets		127.4	112.2
Unrealized losses on derivatives financial instruments [Member]
Temporary differences
Temporary differences assets		80.4	133.3
Unrealized losses on inventories [Member]
Temporary differences
Temporary differences assets		4.4	2.4
Provision for losses - notes receivables [Member]
Temporary differences
Temporary differences assets		13.7	13.2
Business combination - Sadia [Member]
Temporary differences
Temporary differences assets		206.8	329.0
Other temporary differences [Member]
Temporary differences
Temporary differences assets		96.7	106.5
Temporary differences liabilities		(27.4)	(36.2)
Business combination - other companies [Member]
Temporary differences
Temporary differences liabilities	[2]	(35.8)	(58.2)
Difference between tax basis and accounting basis of goodwill amortization [Member]
Temporary differences
Temporary differences liabilities		(301.8)	(254.3)
Difference between tax depreciation rate and accounting depreciation rate (useful life) [Member]
Temporary differences
Temporary differences liabilities		(694.2)	(694.5)
Unrealized gains on fair value [Member]
Temporary differences
Temporary differences liabilities		R$ (38.5)	R$ (78.3)

[1]	The deferred tax asset on the business combination with Sadia is mainly computed on the difference between the goodwill amortization tax basis and goodwill accounting basis identified in the purchase price allocation. Deferred tax liability on business combination with Sadia is substantially represented by the fair value of property, plant and equipment, trademarks and contingent liabilities.
[2]	Deferred tax liabilities related to the business combinations with Quickfood (trademarks, customer relationship, Fair value of property, plant and equipment) and AFC (customer relationship).